Note 16 - Retirement Plans	12 Months Ended
Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 16:  RETIREMENT PLANS

Substantially all U.S. employees are covered by a noncontributory defined benefit plan, the Kodak Retirement Income Plan (“KRIP”), which is funded by Company contributions to an irrevocable trust fund.  The funding policy for KRIP is to contribute amounts sufficient to meet minimum funding requirements as determined by employee benefit and tax laws plus any additional amounts the Company determines to be appropriate.    Assets in the trust fund are held for the sole benefit of participating employees and retirees.  They are composed of corporate equity and debt securities, U.S. government securities, partnership investments, interests in pooled funds, commodities, real estate, and various types of interest rate, foreign currency, debt, and equity market financial instruments.

For U.S. employees hired prior to March 1999 KRIP’s benefits were generally based on a formula recognizing length of service and final average earnings.  KRIP included a separate cash balance formula for all U.S. employees hired after February 1999, as well as employees hired prior to that date who opted in to the cash balance formula during a special election period.  Effective January 1, 2015 the KRIP was amended to provide that all participants accrue benefits under a single, revised cash balance formula (the “Cash Balance Plan”).  The Cash Balance Plan credits employees' hypothetical accounts with an amount equal to 7% of their pay, plus interest based on the 30-year Treasury bond rate.

Many subsidiaries and branches operating outside the U.S. have defined benefit retirement plans covering substantially all employees.  Contributions by Kodak for these plans are typically deposited under government or other fiduciary-type arrangements.  Retirement benefits are generally based on contractual agreements that provide for benefit formulas using years of service and/or compensation prior to retirement.  The actuarial assumptions used for these plans reflect the diverse economic environments within the various countries in which Kodak operates.

Information on the major funded and unfunded U.S. and Non-U.S. defined benefit pension plans is presented below.  The composition of the major plans may vary from year to year.  If the major plan composition changes, prior year data is conformed to ensure comparability.

The measurement date used to determine the pension obligation for all funded and unfunded U.S. and Non-U.S. defined benefit plans is December 31.

(in millions)	Year Ended December 31, 2015		Year Ended December 31, 2014
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in Benefit Obligation
Projected benefit obligation at beginning of period	$4,438	$918	$4,361	$960
Transfers	—	—	—	(31)
Service cost	17	3	18	4
Interest cost	148	17	176	30
Plan amendments	—	—	(61)	—
Benefit payments	(478)	(51)	(339)	(61)
Actuarial (gain) loss	(35)	(24)	567	119
Settlements	—	—	(292)	—
Special termination benefits	9	—	8	—
Currency adjustments	—	(63)	—	(103)
Projected benefit obligation at end of period	$4,099	$800	$4,438	$918

Change in Plan Assets
Fair value of plan assets at beginning of period	$4,160	$795	$4,184	$833
Transfers	—	—	—	(9)
Gain on plan assets	111	31	607	111
Employer contributions	—	4	—	7
Settlements	—	—	(292)	—
Benefit payments	(478)	(51)	(339)	(61)
Currency adjustments	—	(51)	—	(86)
Fair value of plan assets at end of period	$3,793	$728	$4,160	$795

Under Funded Status at end of period	$(306)	$(72)	$(278)	$(123)

Accumulated benefit obligation at end of period	$4,098	$792	$4,436	$907

The Non-US transfers of $31 million of projected benefit obligation and $9 million of assets for the year ended December 31, 2014 relate to a plan split for a subset of participants into a non-major plan.

The settlement amount of $292 million for the U.S. for the year ended December 31, 2014 was a result of lump sum payments from KRIP.

Amounts recognized in the Consolidated Statement of Financial Position for all major funded and unfunded U.S. and Non-U.S. defined benefit plans are as follows:

	As of December 31,
(in millions)	2015		2014
	U.S.	Non-U.S.	U.S.	Non-U.S.
Other long-term assets	$—	$39	$—	$29
Pension and other postretirement liabilities	(306)	(111)	(278)	(152)
Net amount recognized	$(306)	$(72)	$(278)	$(123)

Information with respect to the major funded and unfunded U.S. and Non-U.S. defined benefit plans with an accumulated benefit obligation in excess of plan assets is as follows:

	As of December 31,
(in millions)	2015		2014
	U.S.	Non-U.S.	U.S.	Non-U.S.
Projected benefit obligation	$4,099	$524	$4,438	$623
Accumulated benefit obligation	4,098	516	4,436	613
Fair value of plan assets	3,793	412	4,160	471

Amounts recognized in accumulated other comprehensive (loss) income for all major funded and unfunded U.S. and Non-U.S. defined benefit plans consist of:

	As of December 31,
(in millions)	2015		2014
	U.S.	Non-U.S.	U.S.	Non-U.S.
Prior service credit	$50	$4	$58	$4
Net actuarial loss	(285)	(6)	(159)	(32)
Total	$(235)	$(2)	$(101)	$(28)

Other changes in plan assets and benefit obligations recognized in Other comprehensive income (expense) are as follows:

	Successor						Predecessor
	Year Ended December 31, 2015		Year Ended December 31, 2014		Four Months Ended December 31, 2013		Eight Months Ended August 31, 2013
(in millions)	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Newly established (loss) gain	$(126)	$25	$(255)	$(46)	$97	$8	$80	$78
Newly established prior service credit	—	—	61	—	—	6	—	—
Amortization of:
Prior service (credit) cost	(8)	—	(3)	—	—	—	1	—
Net actuarial loss	—	2	—	—	—	—	120	55
Prior service cost recognized due to curtailment	—	—	—	—	—	—	1	1
Net curtailment gain not recognized in expense	—	—	—	—	—	—	20	7
Net loss (gain) recognized in expense due to settlements	—	—	10	—	(11)	—	—	1,542
Transfers	—	—	—	1	—	—	—	—
Total Income (loss) recognized in Other comprehensive income before fresh start accounting	$(134)	$27	$(187)	$(45)	$86	$14	$222	$1,683

Effect of application of fresh start accounting							$1,955	$418

The Company expects to recognize $7 million of prior service credits and $1 million of net actuarial losses as components of net periodic benefit cost over the next year.

Pension (income) expense for all defined benefit plans included:

	Successor						Predecessor
(in millions)	Year Ended		Year Ended		Four Months Ended		Eight Months Ended
	December 31, 2015		December 31, 2014		December 31, 2013		August 31, 2013
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Major defined benefit plans:
Service cost	$17	$3	$18	$4	$7	$2	$19	$6
Interest cost	148	17	176	30	67	10	120	95
Expected return on plan assets	(272)	(30)	(295)	(38)	(122)	(14)	(236)	(105)
Amortization of:
Prior service credit	(8)	—	(3)	—	—	—	1	—
Actuarial loss	—	2	—	—	—	—	120	55
Pension (income) expense before special termination benefits, curtailments and settlements	(115)	(8)	(104)	(4)	(48)	(2)	24	51

Special termination benefits	9	—	8	—	—	—	—	—
Curtailment (gains) losses	—	—	—	—	—	(1)	1	1
Settlement (gains) losses	—	—	10	—	(11)	—	—	114
Net pension (income) expense for major defined benefit plans	(106)	(8)	(86)	(4)	(59)	(3)	25	166
Other plans including unfunded plans	—	4	—	8	—	—	4	19
Net pension (income) expense	$(106)	$(4)	$(86)	$4	$(59)	$(3)	$29	$185

The pension (income) expense before special termination benefits, curtailments, and settlements reported above for the years ended December 31, 2015 and 2014, and the four months ended December 31, 2013 each include $1 million which is reported as (Loss) earnings from discontinued operations.   The pension (income) expense before special termination benefits, curtailments, and settlements reported above for the eight months ended August 31, 2013 includes $40 million which was reported as (Loss) earnings from discontinued operations.

The special termination benefits of $9 million and $8 million for the years ended December 31, 2015 and December 31, 2014, respectively, were incurred as a result of Kodak's restructuring actions and, therefore, have been included in Restructuring costs and other in the Consolidated Statement of Operations for those periods.

The $114 million of settlement losses for the eight months ended August 31, 2013 were incurred as a result of the Global Settlement, and have been included in (Loss) earnings from discontinued operations in the Consolidated Statement of Operations.

The weighted-average assumptions used to determine the benefit obligation amounts for all major funded and unfunded U.S. and Non-U.S. defined benefit plans were as follows:

	Successor						Predecessor
	December 31, 2015		December 31, 2014		December 31, 2013		August 31, 2013
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.89%	2.50%	3.50%	2.09%	4.50%	3.40%	4.25%	3.33%
Salary increase rate	3.37%	1.91%	3.34%	1.95%	3.37%	2.74%	3.39%	2.77%

The weighted-average assumptions used to determine net pension (income) expense for all the major funded and unfunded U.S. and Non-U.S. defined benefit plans were as follows:

	Successor						Predecessor
	Year Ended		Year Ended		Four Months Ended		Eight Months Ended
	December 31, 2015		December 31, 2014		December 31, 2013		August 31, 2013
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.50%	2.09%	4.19%	3.34%	4.25%	3.33%	3.52%	3.63%
Salary increase rate	3.34%	1.95%	3.37%	2.62%	3.39%	2.77%	3.40%	2.79%
Expected long-term rate of return on plan assets	7.40%	4.69%	7.63%	4.93%	8.20%	5.54%	8.12%	6.66%

Plan Asset Investment Strategy

The investment strategy underlying the asset allocation for the pension assets is to achieve an optimal return on assets with an acceptable level of risk while providing for the long-term liabilities, and maintaining sufficient liquidity to pay current benefits and other cash obligations of the plans.  This is primarily achieved by investing in a broad portfolio constructed of various asset classes including equity and equity-like investments, debt and debt-like investments, real estate, private equity and other assets and instruments.  Long duration bonds and Treasury bond futures are used to partially match the long-term nature of plan liabilities. Other investment objectives include maintaining broad diversification between and within asset classes and fund managers, and managing asset volatility relative to plan liabilities.

Every three years, or when market conditions have changed materially, each of Kodak’s major pension plans will undertake an asset allocation or asset and liability modeling study.  The asset allocation and expected return on the plans’ assets are individually set to provide for benefits and other cash obligations within each country’s legal investment constraints.

Actual allocations may vary from the target asset allocations due to market value fluctuations, the length of time it takes to implement changes in strategy, and the timing of cash contributions and cash requirements of the plans.  The asset allocations are monitored, and are rebalanced in accordance with the policy set forth for each plan.

The total plan assets attributable to the major U.S. defined benefit plans at December 31, 2015 relate to KRIP.  The expected long-term rate of return on plan assets assumption (“EROA”) is based on a combination of formal asset and liability studies that include forward-looking return expectations given the current asset allocation.  A review of the EROA as of December 31, 2015, based upon the current asset allocation and forward-looking expected returns for the various asset classes in which KRIP invests, resulted in an EROA of 7.4%.

As with KRIP, the EROA assumptions for certain of Kodak’s other pension plans were reassessed as of December 31, 2015.  The annual expected return on plan assets for the major non-U.S. pension plans range from 3.0% to 6.5% based on the plans’ respective asset allocations as of December 31, 2015.

Plan Asset Risk Management

Kodak evaluates its defined benefit plans’ asset portfolios for the existence of significant concentrations of risk.  Types of concentrations that are evaluated include, but are not limited to, investment concentrations in a single entity, type of industry, foreign country, and individual fund.  Foreign currency contracts and swaps are used to partially hedge foreign currency risk.  Additionally, Kodak’s major defined benefit pension plans invest in government bond futures and long duration investment grade bonds to partially hedge the liability risk of the plans.  As of December 31, 2015 and 2014, there were no significant concentrations (defined as greater than 10% of plan assets) of risk in Kodak’s defined benefit plan assets.

The Company's weighted-average asset allocations for its major U.S. defined benefit pension plans by asset category, are as follows:

	As of December 31,
	2015	2014	2015 Target
Asset Category
Equity securities	15%	15%	12-18%
Debt securities	35%	35%	32-38%
Real estate	3%	3%	2-8%
Cash and cash equivalents	1%	3%	0-6%
Global balanced asset allocation funds	13%	14%	10-20%
Other	33%	30%	25-35%
Total	100%	100%

The Company's weighted-average asset allocations for its major Non-U.S. defined benefit pension plans by asset category, are as follows:

	As of December 31,
	2015	2014	2015 Target
Asset Category
Equity securities	3%	6%	0-10%
Debt securities	35%	27%	28-38%
Real estate	0%	1%	0-5%
Cash and cash equivalents	3%	4%	0-10%
Global balanced asset allocation funds	6%	11%	0-10%
Other	53%	51%	50-60%
Total	100%	100%

Fair Value Measurements

Kodak’s asset allocations by level within the fair value hierarchy at December 31, 2015 and 2014 are presented in the tables below for Kodak’s major defined benefit plans.  Kodak’s plan assets are accounted for at fair value and are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement, with the exception of investments for which fair value is measured using the net asset value per share expedient.  Kodak’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value of assets and their placement within the fair value hierarchy levels.

Assets not utilizing the net asset value per share expedient are valued as follows:  Equity and debt securities traded on an active market are valued using a market approach based on the closing price on the last business day of the year. Real estate investments are valued primarily based on independent appraisals and discounted cash flow models, taking into consideration discount rates and local market conditions. Cash and cash equivalents are valued utilizing cost approach valuation techniques.  Other investments are valued using a combination of market, income, and cost approaches, based on the nature of the investment.  Private equity investments are valued primarily based on independent appraisals, discounted cash flow models, cost, and comparable market transactions, which include inputs such as discount rates and pricing data from the most recent equity financing.  Insurance contracts are primarily valued based on contract values, which approximate fair value.  For investments with lagged pricing, Kodak uses the available net asset values, and also considers expected return, subsequent cash flows and relevant material events.

Major U.S. Plans

December 31, 2015

	U.S.
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Measured at NAV	Total
Cash and cash equivalents	$2	$—	$—	$32	$34

Equity Securities	—	—	—	571	571

Debt Securities:
Government Bonds	—	—	—	924	924
Investment Grade Bonds	—	382	—	—	382

Real Estate	—	—	34	96	130

Global Balanced Asset Allocation Funds	—	—	—	492	492

Other:
Absolute Return	—	—	—	487	487
Private Equity	—	—	24	744	768
Derivatives with unrealized gains	5	—	—	—	5
	$7	$382	$58	$3,346	$3,793

Major U.S. Plans

December 31, 2014

	U.S.
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Measured at NAV	Total
Cash and cash equivalents	$1	$—	$—	$114	$115

Equity Securities	—	—	—	632	632

Debt Securities:
Government Bonds	—	—	—	989	989
Investment Grade Bonds	—	442	—	—	442

Real Estate	—	—	41	98	139

Global Balanced Asset Allocation Funds	—	—	—	587	587

Other:
Absolute Return	—	—	—	426	426
Private Equity	—	—	28	752	780
Derivatives with unrealized gains	50	—	—	—	50
	$51	$442	$69	$3,598	$4,160

For Kodak’s major U.S. defined benefit pension plans, equity investments are invested broadly in U.S. equity, developed international equity, and emerging markets.  Fixed income investments are comprised primarily of long duration U.S. Treasuries and investment-grade corporate bonds.  Real estate investments primarily include investments in limited partnerships that invest in office, industrial, retail and apartment properties.  Private equity investments are primarily comprised of limited partnerships and fund-of-fund investments that invest in distressed investments, venture capital, leveraged buyouts and special situations.  Natural resource investments in oil and gas partnerships and timber funds are also included in this category. Absolute return investments are comprised of a diversified portfolio of hedge funds using equity, debt, commodity, and currency strategies held separate from the derivative-linked hedge funds described later in this footnote.

Major Non-U.S. Plans

December 31, 2015

	Non - U.S.
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Measured at NAV	Total
Cash and cash equivalents	$5	$—	$—	$16	$21

Equity Securities	—	6	—	16	22

Debt Securities:
Government Bonds	—	39	—	117	156
Inflation-Linked Bonds	—	—	—	3	3
Investment Grade Bonds	—	45	—	45	90
Global High Yield & Emerging Market Debt	—	—	—	3	3

Real Estate	—	2	—	—	2

Global Balanced Asset Allocation Funds	—	—	—	47	47

Other:
Absolute Return	—	4	—	8	12
Private Equity	—	—	—	61	61
Insurance Contracts	—	311	—	—	311
Derivatives with unrealized gains	2	—	—	—	2
Derivatives with unrealized losses	(2)	—	—	—	(2)
	$5	$407	$—	$316	$728

Major Non-U.S. Plans

December 31, 2014

	Non - U.S.
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Measured at NAV	Total
Cash and cash equivalents	$4	$—	$—	$32	$36

Equity Securities	—	8	—	38	46

Debt Securities:
Government Bonds	—	39	—	114	153
Inflation-Linked Bonds	—	—	—	9	9
Investment Grade Bonds	—	37	—	—	37
Global High Yield & Emerging Market Debt	—	—	—	11	11

Real Estate	—	2	—	—	2

Global Balanced Asset Allocation Funds	—	1	—	90	91

Other:
Absolute Return	—	4	—	7	11
Private Equity	—	—	—	56	56
Insurance Contracts	—	340	—	—	340
Derivatives with unrealized gains	5	—	—	—	5
Derivatives with unrealized losses	(2)	—	—	—	(2)
	$7	$431	$—	$357	$795

For Kodak’s major non-U.S. defined benefit pension plans, equity investments are invested broadly in local equity, developed international and emerging markets.  Fixed income investments are comprised primarily of government and investment grade corporate bonds.  Real estate investments primarily include investments in limited partnerships that invest in office, industrial, and retail properties.  Private equity investments are comprised of limited partnerships and fund-of-fund investments that invest in distressed investments, venture capital and leveraged buyouts.  Absolute return investments are comprised of a diversified portfolio of hedge funds using equity, debt, commodity, and currency strategies held separate from the derivative-linked hedge funds described later in this footnote.

For Kodak’s major defined benefit pension plans, certain investment managers are authorized to invest in derivatives such as futures, swaps, and currency forward contracts.  Investments in derivatives are used to obtain desired exposure to a particular asset, index or bond duration and require only a portion of the total exposure to be invested as cash collateral.  In instances where exposures are obtained via derivatives, the majority of the exposure value is available to be invested, and is typically invested, in a diversified portfolio of hedge fund strategies that generate returns in addition to the return generated by the derivatives.  Of the December 31, 2015 investments shown in the major U.S. plans table above, 10% of the total pension assets represented equity securities exposure obtained via derivatives and are reported in equity securities, and 24% of the total pension assets represented U.S. government bond exposure, at 18 years target duration, obtained via derivatives and are reported in government bonds.  Of the December 31, 2014 major U.S. plans investments, 9% and 25% of the total pension assets represented exposures to equity securities and U.S. government bonds (at 18 years target duration), respectively, obtained from the use of derivatives, and are reported in those respective classes.

Of the December 31, 2015 investments shown in the major Non-U.S. plans table above, 0% and 12% of the total pension assets represented derivatives exposures to equity securities and government bonds (at 13 years target duration), respectively, and are reported in those respective classes.  Of the December 31, 2014 major Non-U.S. total pension investments, 1% and 9% of the total pension assets represented exposures to equity securities and government bonds (at 25 years target duration), respectively, obtained from the use of derivatives, and are reported in those respective classes.

The following is a reconciliation of the beginning and ending balances of level 3 assets of Kodak’s major U.S. defined benefit pension plans:

(in millions)

	U.S.
	Balance at January 1, 2015	Net Realized and Unrealized Gains/(Losses)	Net Purchases and Sales	Net Transfer Into/(Out of) Level 3	Balance at December 31, 2015
Real Estate	$41	$6	$(13)	$—	$34
Private Equity	28	1	(5)	—	24
Total	$69	$7	$(18)	$—	$58

	U.S.
	Balance at January 1, 2014	Net Realized and Unrealized Gains/(Losses)	Net Purchases and Sales	Net Transfer Into/(Out of) Level 3	Balance at December 31, 2014
Real Estate	$47	$—	$(6)	$—	$41
Private Equity	54	(12)	(14)	—	28
Total	$101	$(12)	$(20)	$—	$69

Kodak expects to contribute $4 million in 2016 for the major Non-U.S. defined benefit pension plans and does not expect to make a contribution to KRIP in 2016.

The following pension benefit payments, which reflect expected future service, are expected to be paid:

(in millions)	U.S.	Non-U.S.
2016	$357	$47
2017	341	47
2018	331	46
2019	321	46
2020	311	45
2021-2025	1,401	214